Leases - Summary of Components of Lease Costs (Parenthetical) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lessee Disclosure [Abstract]
Short-term lease cost	¥ 310	$ 45	¥ 328	¥ 451